ACQUISITION OF CARIBOO COPPER CORPORATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information in purchase consideration [Table Text Block]
Fixed instalments payable	51,387
Contingent performance payments	28,010
Total fair value of consideration payable	79,397

Disclosure of allocation of purchase price [Table Text Block]
	Preliminary Purchase Price Allocation	Adjustment	Final Purchase Price Allocation
Cash and cash equivalents	13,467	-	13,467
Accounts receivable and other assets	1,525	-	1,525
Reclamation deposits	6,262	-	6,262
Inventory	15,860	-	15,860
Property, plant and equipment	72,304	43,275	115,579
Deferred tax asset	5,594	2,937	8,531
Accounts payable and other liabilities	(8,535)	-	(8,535)
Debt	(9,144)	-	(9,144)
Provision for environmental rehabilitation	(17,936)	-	(17,936)
Total fair value of net assets acquired	79,397	46,212	125,609

Disclosure of outstanding consideration payable [Table Text Block]
Fixed consideration payable	40,592
Contingent performance payments payable	25,850
Accretion on consideration payable	3,939
Total Cariboo consideration payable	70,381
Less current portion:
Fixed consideration payable	9,913
Contingent performance payments payable	4,471
Long-term portion of Cariboo consideration payable	55,997

Disclosure of detailed information about unaudited pro forma results [Table Text Block]
Pro forma information	For the year ended December 31, 2023
Revenue	539,999
Net income	88,725